                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A
                                                              File No. 333-38801
                                                              File No. 811-08457


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               X

              Pre-Effective Amendment No.   ____

              Post-Effective Amendment No.    15                      X
                                           -------

                                       AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       X

     Amendment No.    16
                   --------



                         DELAWARE GROUP FOUNDATION FUNDS
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

      2005 Market Street, Philadelphia, Pennsylvania           19103
------------------------------------------------------------------------------
         (Address of Principal Executive Offices)           (Zip Code)

Registrant's Telephone Number, including Area Code:        (800) 523-1918
                                                           --------------

    Richelle S. Maestro, Esquire, 2005 Market Street, Philadelphia, PA 19103
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                     February 28, 2002
                                                         -----------------

It is proposed that this filing will become effective:

        _____ immediately upon filing pursuant to paragraph (b)
        __X__ on February 28, 2002 pursuant to paragraph (b)
        _____ 60 days after filing pursuant to paragraph (a)(1)
        _____ on (date) pursuant to paragraph (a)(1)
        _____ 75 days after filing pursuant to paragraph (a)(2)
        _____ on (date) pursuant to  paragraph (a)(2) of Rule 485

If appropriate:
        _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                             --- C O N T E N T S ---

              This Post-Effective Amendment No. 15 to Registration File No. 333-38801 includes the following:


              1.    Facing Page

              2.    Contents Page

              3.    Part A - Prospectuses*

              4.    Part B - Statement of Additional Information*

              5.    Part C - Other Information

              6.    Signatures



*The Asset Allocation Portfolio's Prospectus and Statement of Additional Information are incorporated into this filing by reference to the electronic filing of Post-Effective Amendment No. 39 to the Registration Statement of Delaware Pooled Trust filed on February 28, 2002.

                                     PART C

                                Other Information


Item 23.               Exhibits

                       (a)     Declaration of Trust.

                               (1) Declaration of Trust incorporated into this filing by reference to the initial registration statement on Form N-1A filed on October 24, 1997.

                       (b)     By-Laws.

                               (1) By-Laws incorporated into this filing by reference to the initial registration statement on Form N-1A filed on October 24, 1997.

                       (c) Copies of All Instruments Defining the Rights of Holders.

                               (1) Declaration of Trust. Declaration of Trust (October 1997) incorporated into this filing by reference to the initial registration statement on Form N-1A filed on October 24, 1997.

                               (2) By-Laws. By-Laws incorporated into this filing by reference to the initial registration statement on Form N-1A filed on October 24, 1997.

                       (d)     Investment Management Agreements.

                               (1) Executed Investment Management Agreement (April 1, 1999) between Delaware Management Company and the Registrant on behalf of the Delaware Balanced Portfolio and Delaware Income Portfolio incorporated into this filing by reference to Post-Effective Amendment No. 12 filed on January 29, 2001.

                               (2)      Executed Amendment No. 1 to the
                                        Investment Management Agreement (April
                                        15, 1999) between Delaware Management
                                        Company and the Registrant adding the
                                        Delaware Growth Portfolio to the
                                        Investment Management Agreement dated
                                        April 1, 1999 incorporated into this
                                        filing by reference to Post-Effective
                                        Amendment No. 12 filed on January 29,
                                        2001.

                               (3)      Executed Amendment No. 2 to the
                                        Investment Management Agreement
                                        (December 27, 1999) between Delaware
                                        Management Company and the Registrant
                                        adding the Delaware S&P 500 Index Fund
                                        to the Investment Management Agreement
                                        dated April 1, 1999 incorporated into
                                        this filing by reference to
                                        Post-Effective Amendment No. 12 filed on
                                        January 29, 2001.

                               (4)      Form of Asset Allocation Agreement
                                        (1998) between Delaware Management
                                        Company and the Registrant on behalf of
                                        The Asset Allocation Portfolio
                                        incorporated into this filing by
                                        reference to Post-Effective Amendment
                                        No. 2 filed on June 17, 1998.

                               (5) Executed Sub-Advisory Agreement (January 12, 2000) between Delaware Management Company and State Street Global Advisors on behalf of the Delaware S&P 500 Index Fund attached as Exhibit.

                       (e)     (1)      Distribution Agreement. Executed
                                        Distribution Agreement (April 19, 2001)
                                        between Delaware Distributors, L.P. and
                                        the Registrant incorporated in this
                                        filing by reference to Post-Effective
                                        Amendment. No. 14 filed December 12,
                                        2001.

                               (2)      Executed Financial Intermediary
                                        Distribution Agreement. Executed
                                        Financial Intermediary Distribution
                                        Agreement (January 1, 2001) between DDLP and LFD, Inc. on behalf of the Registrant incorporated in this filing by reference to Post-Effective Amendment. No. 14 filed December 12, 2001.

                                        (i) Executed Appendix A (December 20,
                                            2001) to Financial Intermediary
                                            Distribution Agreement attached as
                                            Exhibit.

                               (3) Administration and Service Agreement. Form of Administration and Service Agreement (as amended November 1995) (Module) incorporated into this filing by reference to the initial registration statement on Form N-1A filed on October 24, 1997.

                               (4) Dealer's Agreement. Incorporated into this filing by reference to
                                        Post-Effective Amendment No. 12 filed on
                                        January 29, 2001.

                               (5) Mutual Fund Agreement for the Delaware Group of Funds (as amended November
                                        1995) (Module) incorporated into this
                                        filing by reference to the initial
                                        registration statement on Form N-1A
                                        filed on October 24, 1997.

                       (f)     Inapplicable.

                       (g)     Custodian Agreement.

                               (1) Custodian Agreement (Module) with The Chase Manhattan Bank incorporated into this filing by reference to the initial registration statement on Form N-1A filed on October 24, 1997.

                                        (i)      Letter to add the Delaware
                                                 Income Portfolio, the Delaware
                                                 Balanced Portfolio and the
                                                 Growth Portfolio to the
                                                 Custodian Agreement with The
                                                 Chase Manhattan Bank
                                                 incorporated into this filing
                                                 by reference to Post-Effective
                                                 Amendment No. 4 filed on
                                                 November 30, 1998.

                                        (ii)     Form of Letter to add The Asset
                                                 Allocation Portfolio to the
                                                 Custodian Agreement with The
                                                 Chase Manhattan Bank
                                                 incorporated into this filing
                                                 by reference to Post-Effective
                                                 Amendment No. 2 filed on June
                                                 17, 1998.

                                        (iii)    Letter to add Delaware S&P 500
                                                 Index Fund to the Custodian
                                                 Agreement with The Chase
                                                 Manhattan Bank incorporated
                                                 into this filing by reference
                                                 to Post-Effective Amendment No.
                                                 12 filed on January 29, 2001.

                               (2) Executed Securities Lending Agreement (December 22, 1998) with The Chase Manhattan Bank incorporated into this filing by reference to Post-Effective Amendment No. 12 filed on January 29, 2001.

                        (h)    Other Material Contracts.

                               (1) Executed Shareholders Services Agreement (April 19, 2001) between Delaware Service Company, Inc. and the Registrant incorporated in this filing by reference to Post-Effective Amendment. No. 14 filed December 12, 2001.

                               (2)      Executed Fund Accounting Agreement
                                        (Module) (August 19, 1996) with Delaware
                                        Service Company, Inc. incorporated into
                                        this filing by reference to the initial
                                        registration statement on Form N-1A
                                        filed on October 24, 1997 and
                                        Post-Effective Amendment No. 6 filed on
                                        January 21, 1999.

                                        (i)      Executed Amendment No. 24 (June
                                                 26, 2001) to Delaware Group of
                                                 Funds Fund Accounting Agreement
                                                 attached as Exhibit.

                       (i) Opinion of Counsel. Incorporated into this filing by reference to Post Effective Amendment No. 4 filed November 30, 1998.

                       (j)     Consent and Report of Auditors. Inapplicable.

                       (k)     Inapplicable.

                       (l) Subscription Agreement. Incorporated into this filing by reference to Post-Effective Amendment No. 2 filed January 21, 1998.

                       (m)     Plans under Rule 12b-1.

                               (1) Plan under Rule 12b-1 for Class A Shares (April 19, 2001) incorporated in this filing by reference to Post-Effective Amendment. No. 14 filed December 12, 2001.

                               (2) Plan under Rule 12b-1 for Class B Shares (April 19, 2001) incorporated in this filing by reference to Post-Effective Amendment. No. 14 filed December 12, 2001.

                               (3) Plan under Rule 12b-1 for Class C Shares (April 19, 2001) incorporated in this filing by reference to Post-Effective Amendment. No. 14 filed December 12, 2001.

                               (4) Plan under Rule 12b-1 for Consultant Class Shares (April 19, 2001) incorporated in this filing by reference to Post-Effective Amendment. No. 14 filed December 12, 2001.

                       (n) Plan Under Rule 18f-3. Plan under Rule 18f-3 incorporated into this filing by reference to Post-Effective Amendment No. 12 filed on January 29, 2001.

                       (o)     Inapplicable.

                       (p)     Codes of Ethics.

                               (1)      Codes of Ethics for the Registrant,
                                        Delaware Management Company, a series of Delaware Management Business Trust, and Delaware Distributors, L.P. incorporated into this filing by reference to Post-Effective Amendment No. 12 filed on January 29, 2001.

                               (2) Code of Ethics for Lincoln Financial Distributors, Inc. incorporated into this filing by reference to
                                        Post-Effective Amendment No. 12 filed on
                                        January 29, 2001.

                               (3) Code of Ethics for State Street Global Advisors incorporated into this filing by reference to Post-Effective Amendment No. 12 filed on January 29, 2001.

                       (q) Trustees' Power of Attorney. Incorporated into this filing by reference to Post-Effective Amendment No. 12 filed on January 29, 2001.

Item 24.               Persons Controlled by or under Common Control with
                       Registrant. None.

Item 25. Indemnification. Incorporated into this filing by reference to the initial registration statement on Form N-1A filed on October 24, 1997.

Item 26.               Business and Other Connections of Investment Adviser.

                       (a) Delaware Management Company (the "Manager"), a series of Delaware Management Business Trust, serves as investment manager to the Registrant and also serves as investment manager or sub-adviser to certain of the other funds in the Delaware Investments family (Delaware Group Equity Funds I, Delaware Group Equity Funds II, Delaware Group Equity Funds IV, Delaware Group Equity Funds V, Delaware Group Government Fund, Delaware Group Income Funds, Delaware Group Limited-Term Government Funds, Delaware Group Cash Reserve, Delaware Group Tax-Free Fund, Delaware Group State Tax-Free Fund, Delaware Group Tax-Free Money Fund, Delaware Group Premium Fund, Delaware Group Global & International Funds, Delaware Group Adviser Funds, Delaware Group Dividend and Income Fund, Inc., Delaware Group Global Dividend and Income Fund, Inc., Delaware Group Foundation Funds, Voyageur Intermediate Tax-Free Funds, Voyageur Tax-Free Funds, Voyageur Funds, Voyageur Insured Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III, Voyageur Arizona Municipal Income Fund, Inc., Voyageur Colorado Insured Municipal Income Fund, Inc., Voyageur Florida Insured Municipal Income Fund, Voyageur Minnesota Municipal Fund, Voyageur Minnesota Municipal Fund II, Inc. and Voyageur Minnesota Municipal Fund III, Inc.) as well as to certain non-affiliated registered investment companies. In addition, certain officers of the Manager also serve as trustees of the other Delaware Investments funds, and certain officers are also officers of these other funds. A company indirectly owned by the Manager's parent company acts as principal underwriter to the mutual funds in the Delaware Investments family (see Item 27 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the mutual funds in the Delaware Investments family.

         The following persons serving as directors or officers of the Manager have held the following positions during the past two years:

------------------------------------------------- --------------------------------------------------------------------------------
Name and Principal Business Address*              Positions and Offices with Delaware Management Company and its affiliates and other Positions and Offices Held
------------------------------------------------- --------------------------------------------------------------------------------
Charles E. Haldeman, Jr. (1)                      Chief Executive Officer of Delaware Management Company, Vantage Investment
                                                  Advisers (each a series of Delaware Management Business Trust) and Delaware
                                                  General Management, Inc.

                                                  Chairman and Director of Delaware International Advisers Ltd.

                                                  Chairman of each fund in the Delaware Investments family

                                                  Chief Executive Officer and Director/Trustee of DMH Corp., Delaware Management
                                                  Company, Inc., Delaware International Holdings Ltd., Delaware Management
                                                  Business Trust, Delaware Investments U.S., Inc. and DIAL Holding Company, Inc.

                                                  President/Chief Executive Officer and Director/Trustee of Delaware Management
                                                  Holdings, Inc. and Lincoln National Investment Companies, Inc.

                                                  President/Chief Executive Officer of Delaware Lincoln Cash Management and
                                                  Delaware Lincoln Investment Advisers (each a series of Delaware Management
                                                  Business Trust)

                                                  Director of Delaware Service Company, Inc., Delaware Capital Management Inc.,
                                                  Retirement Financial Services, Inc. and Delaware Distributors, Inc.
------------------------------------------------- --------------------------------------------------------------------------------

------------------------------------------------- --------------------------------------------------------------------------------
Name and Principal Business Address*              Positions and Offices with Delaware Management Company and its affiliates and other Positions and Offices Held
------------------------------------------------- --------------------------------------------------------------------------------
David K. Downes                                   President of Delaware Management Company (a series of Delaware Management
                                                  Business Trust)

                                                  Chairman/President/Chief Executive Officer and Director/Trustee of Delaware
                                                  Services Company, Inc. and Retirement Financial Services, Inc.

                                                  Chairman/Chief Executive Officer and Director/Trustee of Delaware Management
                                                  Trust Company

                                                  President/Chief Executive Officer/Chief Financial Officer of each fund in the
                                                  Delaware Investments family

                                                  President/Chief Executive Officer and Director/Trustee of Delaware Capital
                                                  Management, Inc.

                                                  President/Chief Operating Officer/Chief Financial Officer and Director/Trustee
                                                  of Delaware International Holdings Ltd.

                                                  President/Chief Operating Officer and Director/Trustee of Delaware General
                                                  Management, Inc.

                                                  President and Director of Delaware Management Company, Inc.

                                                  Executive Vice President/Chief Operating Officer/Chief Financial Officer and
                                                  Director/Trustee of DMH Corp., Delaware Distributors, Inc., Delaware
                                                  Management Business Trust, Lincoln National Investment Companies, Inc. and
                                                  Founders Holdings, Inc.

                                                  Executive Vice President/Chief Operating Officer/Chief Financial Officer of
                                                  Delaware Investment Advisers, Delaware Lincoln Investment Advisers, Vantage
                                                  Investment Advisers (each a series of Delaware Management Business Trust),
                                                  Delaware Management Holdings, Inc., Delaware Distributors, L.P. and Founders
                                                  CBO Corporation

                                                  Executive Vice President/Chief Operating Officer of Delaware Lincoln Cash
                                                  Management (a series of Delaware Management Business Trust)

                                                  Director of Delaware International Advisers Ltd.
------------------------------------------------- --------------------------------------------------------------------------------
John C. E. Campbell                               Executive Vice President/Global Marketing & Client Services of Delaware
                                                  Management Company, Delaware Investment Advisers, Delaware Lincoln Investment
                                                  Advisers and Vantage Investment Advisers (each a series of Delaware Management
                                                  Business Trust)

                                                  Director of Delaware International Advisers Ltd.
------------------------------------------------- --------------------------------------------------------------------------------
William E. Dodge                                  Executive Vice President/Chief Investment Officer, Equity of Delaware
                                                  Management Company (a series of Delaware Management Business Trust), Delaware
                                                  Management Holdings, Inc., Delaware Capital Management, Inc., Lincoln National
                                                  Investment Companies, Inc. and each fund in the Delaware Investments family

                                                  President/Chief Investment Officer, Equity of Delaware Investment Advisers (a
                                                  series of Delaware Management Business Trust)

                                                  President of Vantage Investment Advisers (a series of Delaware Management
                                                  Business Trust)

                                                  Executive Vice President of Delaware Management Business Trust
------------------------------------------------- --------------------------------------------------------------------------------

------------------------------------------------- --------------------------------------------------------------------------------
Name and Principal Business Address*              Positions and Offices with Delaware Management Company and its affiliates and other Positions and Offices Held
------------------------------------------------- --------------------------------------------------------------------------------
Jude T. Driscoll (2)                              Executive Vice President of Fixed-Income of Delaware Management Company,
                                                  Delaware Investment Advisers, Delaware Lincoln Investment Advisers (each a series of Delaware Management Business Trust), Delaware Management Holdings,
                                                  Inc., Delaware Capital Management, Inc., Lincoln National Investment
                                                  Companies, Inc., Founders Holdings, Inc. and each fund in the Delaware
                                                  Investments family

                                                  President and Director of Founders CBO Corporation

                                                  Executive Vice President of Delaware Management Business Trust and Delaware
                                                  Lincoln Cash Management (a series of Delaware Management Business Trust)

                                                  Director of HYPPCO Finance Company Ltd.
------------------------------------------------- --------------------------------------------------------------------------------
Richard J. Flannery                               Executive Vice President/General Counsel/Chief Administrative Officer of
                                                  Delaware Management Company, Delaware Investment Advisers, Delaware Lincoln
                                                  Cash Management, Delaware Lincoln Investment Advisers, Vantage Investment
                                                  Advisers (each a series of Delaware Management Business Trust), Delaware
                                                  Management Holdings, Inc., Lincoln National Investment Companies, Inc.,
                                                  Founders CBO Corporation and each fund in the Delaware Investments family

                                                  President/Chief Executive Officer and Director of Delaware Distributors, Inc.

                                                  President/Chief Executive Officer of Delaware Distributors, L.P.

                                                  Executive Vice President/General Counsel/Chief Administrative Officer and
                                                  Director/Trustee of DMH Corp., Delaware Management Company, Inc., Delaware
                                                  Service Company, Inc., Delaware Capital Management, Inc., Retirement Financial
                                                  Services, Inc., Delaware Management Trust Company, Delaware General
                                                  Management, Inc., Delaware Management Business Trust, Delaware Investments
                                                  U.S., Inc. and DIAL Holding Company, Inc.

                                                  Executive Vice President/General Counsel and Director of Delaware
                                                  International Holdings Ltd. and Founders Holdings, Inc.

                                                  Director of Delaware International Advisers Ltd. and HYPPCO Finance Company
                                                  Ltd.

                                                  Limited Partner of Stonewall Links, L.P. since 1991, Bulltown Rd., Elverson,
                                                  PA; Director and Member of Executive Committee; Membership Officer of
                                                  Stonewall Links, Inc. since 1991, Bulltown Rd., Elverson, PA
------------------------------------------------- --------------------------------------------------------------------------------
Gerald S. Frey                                    Managing Director/Chief Investment Officer, Growth Investing of Delaware
                                                  Management Company, Delaware Investment Advisers (each a series of Delaware
                                                  Management Business Trust), Delaware Capital Management, Inc. and each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Douglas L. Anderson                               Senior Vice President/Operations of Delaware Management Company (a series of
                                                  Delaware Management Business Trust), Delaware Service Company, Inc., Delaware
                                                  Distributors, L.P., Delaware Distributors, Inc. and Retirement Financial
                                                  Services, Inc.

                                                  Senior Vice President/Operations and Director of Delaware  Management Trust
                                                  Company
------------------------------------------------- --------------------------------------------------------------------------------

------------------------------------------------- --------------------------------------------------------------------------------
Name and Principal Business Address*              Positions and Offices with Delaware Management Company and its affiliates and other Positions and Offices Held
------------------------------------------------- --------------------------------------------------------------------------------
Michael P. Bishof                                 Senior Vice President/Investment Accounting of Delaware Management Company,
                                                  Delaware Lincoln Investment Advisers, Vantage Investment Advisers (each a series of Delaware Management Business Trust), Delaware Capital Management,
                                                  Inc., Delaware Distributors, L.P. and Founders Holdings, Inc.

                                                  Senior Vice President/Treasurer of Delaware Service Company, Inc., Founders
                                                  CBO Corporation and each fund in the Delaware Investments family

                                                  Senior Vice President/Treasurer/Investment Accounting of Delaware Investment
                                                  Advisers (a series of Delaware Management Business Trust)

                                                  Senior Vice President/Manager of Investment Accounting of Delaware
                                                  International Holdings Ltd.

                                                  Treasurer of Lincoln National Income Fund, Inc. and Lincoln National
                                                  Convertible Securities Fund, Inc.
------------------------------------------------- --------------------------------------------------------------------------------
Lisa O. Brinkley                                  Senior Vice President/Compliance Director of Delaware Management Company,
                                                  Delaware Investment Advisers, Delaware Lincoln Cash Management, Delaware
                                                  Lincoln Investment Advisers, Vantage Investment Advisers (each a series of
                                                  Delaware Management Business Trust), Delaware Management Holdings, Inc., DMH
                                                  Corp., Delaware Management Company, Inc., Delaware Service Company, Inc.,
                                                  Delaware Capital Management, Inc., Retirement Financial Services, Inc.,
                                                  Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware General
                                                  Management, Inc., Delaware Management Business Trust, Lincoln National
                                                  Investment Companies, Inc., Delaware Investments U.S., Inc., DIAL Holding
                                                  Company, Inc. and each fund in the Delaware Investments family

                                                  Senior Vice President/Compliance Director/Assistant Secretary of Delaware
                                                  Management Trust Company
------------------------------------------------- --------------------------------------------------------------------------------
Ryan K. Brist (3)                                 Senior Vice President/Senior Portfolio Manager of Delaware Management Company,
                                                  Delaware Investment Advisers, Delaware Lincoln Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware
                                                  Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Joshua Brooks                                     Senior Vice President/Chief Investment Officer, Value Investing of Delaware
                                                  Management Company, Delaware Investment Advisers, Vantage Investment Advisers
                                                  (each a series of Delaware Management Business Trust), Delaware Capital
                                                  Management, Inc. and each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Donald M. Cobin (4)                               Senior Vice President/Director of Research of Delaware Management Company,
                                                  Delaware Investment Advisers, Delaware Lincoln Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware
                                                  Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Timothy G. Connors                                Senior Vice President/Director of Research, Fundamental of Delaware Management
                                                  Company, Delaware Investment Advisers, Delaware Lincoln Investment Advisers
                                                  (each a series of Delaware Management Business Trust) and each fund in the
                                                  Delaware Investments family

                                                  Managing Director of Vantage Investment Advisers (a series of Delaware
                                                  Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Patrick P. Coyne                                  Senior Vice President/Senior Portfolio Manager of Delaware Management Company,
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust), Delaware Capital Management, Inc. and each fund in the Delaware
                                                  Investments family
------------------------------------------------- --------------------------------------------------------------------------------

------------------------------------------------- --------------------------------------------------------------------------------
Name and Principal Business Address*              Positions and Offices with Delaware Management Company and its affiliates and other Positions and Offices Held
------------------------------------------------- --------------------------------------------------------------------------------
George E. Deming                                  Senior Vice President/Senior Portfolio Manager of Delaware Management Company,
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust) and each fund in the Delaware Investments family

                                                  Director of Delaware International Advisers Ltd.
------------------------------------------------- --------------------------------------------------------------------------------
Robert J. DiBraccio                               Senior Vice President/Head of Equity Trading of Delaware Management Company,
                                                  Delaware Investment Advisers, Delaware Lincoln Investment Advisers (each a series of Delaware Management Business Trust), Delaware Capital Management,
                                                  Inc. and each fund in the Delaware Investments family

                                                  Senior Vice President/Equity Trading of Vantage Investment Advisers (a series of Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
J. Paul Dokas                                     Senior Vice President/Director of Research, Quantitative of Delaware
                                                  Management Company, Delaware Investment Advisers, Delaware Lincoln Investment
                                                  Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments family

                                                  Managing Director of Vantage Investment Advisers (a series of Delaware
                                                  Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
John B. Fields                                    Senior Vice President/Senior Portfolio Manager of Delaware Management Company,
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust), Delaware Capital Management, Inc. and each fund in the Delaware
                                                  Investments family

                                                  Trustee of Delaware Management Business Trust
------------------------------------------------- --------------------------------------------------------------------------------
Susan L. Hanson                                   Senior Vice President/Global Marketing & Client Services of Delaware
                                                  Management Company, Delaware Investment Advisers and Delaware Lincoln
                                                  Investment Advisers (each a series of Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Joseph H. Hastings                                Senior Vice President/Corporate Controller/Treasurer of Delaware Management
                                                  Company, Delaware Lincoln Cash Management, Delaware Lincoln Investment
                                                  Advisers, Vantage Investment Advisers (each a series of Delaware Management
                                                  Business Trust), Delaware Management Holdings, Inc., DMH Corp., Delaware
                                                  Management Company, Inc., Delaware Service Company, Inc., Delaware Capital
                                                  Management, Inc., Delaware Distributors, L.P., Delaware Distributors, Inc.,
                                                  Delaware International Holdings Ltd., Delaware General Management, Inc.,
                                                  Delaware Management Business Trust, Lincoln National Investment Companies,
                                                  Inc., Founders Holdings, Inc., Delaware Investments U.S., Inc and DIAL Holding
                                                  Company, Inc.

                                                  Executive Vice President/Chief Financial Officer/Treasurer and Director of
                                                  Delaware Management Trust Company

                                                  Executive Vice President/Chief Financial Officer of Retirement Financial
                                                  Services, Inc.

                                                  Senior Vice President/Corporate Controller of Delaware Investment Advisers (a
                                                  series of Delaware Management Business Trust) and each fund in the Delaware
                                                  Investments family

                                                  Senior Vice President/Assistant Treasurer of Founders CBO Corporation
------------------------------------------------- --------------------------------------------------------------------------------

------------------------------------------------- --------------------------------------------------------------------------------
Name and Principal Business Address*              Positions and Offices with Delaware Management Company and its affiliates and other Positions and Offices Held
------------------------------------------------- --------------------------------------------------------------------------------
Joanne O. Hutcheson                               Senior Vice President/Human Resources of Delaware Management Company, Delaware
                                                  Investment Advisers, Delaware Lincoln Cash Management, Delaware Lincoln
                                                  Investment Advisers, Vantage Investment Advisers (each a series of Delaware
                                                  Management Business Trust), Delaware Management Holdings, Inc., DMH Corp.,
                                                  Delaware Management Company, Inc., Delaware Service Company, Inc., Delaware
                                                  Capital Management, Inc., Retirement Financial Services, Inc., Delaware
                                                  Management Trust Company, Delaware Distributors, L.P., Delaware Distributors,
                                                  Inc., Delaware General Management, Inc., Delaware Management Business Trust,
                                                  Lincoln National Investment Companies, Inc., Delaware Investments U.S., Inc,
                                                  DIAL Holding Company, Inc. and each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Richelle S. Maestro                               Senior Vice President/Deputy General Counsel/Secretary of Delaware Management
                                                  Company, Delaware Investment Advisers, Delaware Lincoln Cash Management,
                                                  Delaware Lincoln Investment Advisers, Vantage Investment Advisers (each a series of Delaware Management Business Trust), Delaware Management Holdings,
                                                  Inc., DMH Corp., Delaware Management Company, Inc., Delaware Service Company,
                                                  Inc., Delaware Capital Management, Inc., Retirement Financial Services, Inc.,
                                                  Delaware Management Trust Company,  Delaware General Management, Inc.,
                                                  Delaware Management Business Trust, Lincoln National Investment Companies,
                                                  Inc., Founders Holdings, Inc., Founders CBO Corporation and each fund in the
                                                  Delaware Investments family

                                                  Senior Vice President/Deputy General Counsel/Assistant Secretary of Delaware
                                                  International Holdings Ltd.

                                                  Senior Vice President/General Counsel/Secretary of Delaware Distributors,
                                                  L.P., Delaware Distributors, Inc.

                                                  General Partner of Tri-R Associates since 1989, 10001 Sandmeyer Lane,
                                                  Philadelphia, PA.
------------------------------------------------- --------------------------------------------------------------------------------
John J. O'Connor                                  Senior Vice President/Investment Accounting of Delaware Management Company,
                                                  Delaware Lincoln Investment Advisers (each a series of Delaware Management
                                                  Business Trust), Delaware Service Company, Inc.

                                                  Senior Vice President/Investment Accounting/Assistant Treasurer of Delaware
                                                  Investment Advisers (a series of Delaware Management Business Trust)

                                                  Senior Vice President/Assistant Treasurer of each fund in the Delaware
                                                  Investments family

                                                  Assistant Treasurer of Lincoln National Income Fund, Inc. and Lincoln National
                                                  Convertible Securities Fund, Inc.
------------------------------------------------- --------------------------------------------------------------------------------
Paul M. Ross                                      Senior Vice President/Global Marketing & Client Services of Delaware
                                                  Management Company, Delaware Investment Advisers and Delaware Lincoln
                                                  Investment Advisers (each a series of Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
James L. Shields                                  Senior Vice President/Chief Information Officer of Delaware Management
                                                  Company, Delaware Investment Advisers, Delaware Lincoln Investment Advisers,
                                                  Vantage Investment Advisers (each a series of Delaware Management Business
                                                  Trust), Delaware Service Company, Inc., Delaware Capital Management, Inc.,
                                                  Retirement Financial Services, Inc. and Delaware Distributors, L.P.
------------------------------------------------- --------------------------------------------------------------------------------
Frank M. Staves                                   Senior Vice President/Client Services of Delaware Management Company, Delaware
                                                  Investment Advisers and Delaware Lincoln Investment Advisers (each a series of
                                                  Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Gary T. Abrams                                    Vice President/Equity Trader of Delaware Management Company, Delaware
                                                  Investment Advisers, Delaware Lincoln Investment Advisers and Vantage
                                                  Investment Advisers (each a series of Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------

------------------------------------------------- --------------------------------------------------------------------------------
Name and Principal Business Address*              Positions and Offices with Delaware Management Company and its affiliates and other Positions and Offices Held
------------------------------------------------- --------------------------------------------------------------------------------
Christopher S. Adams                              Vice President/Senior Equity Analyst of Delaware Management Company, Delaware
                                                  Investment Advisers, Delaware Lincoln Investment Advisers (each a series of
                                                  Delaware Management Business Trust) and each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Peter C. Andersen (5)                             Vice President/Senior Portfolio Manager of Delaware Management Company,
                                                  Delaware Investment Advisers, Delaware Lincoln Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware
                                                  Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Damon J. Andres                                   Vice President/Portfolio Manager of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Robert L. Arnold                                  Vice President/Senior Portfolio Manager of Delaware Management Company,
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust), Delaware Capital Management, Inc. and each fund in the Delaware
                                                  Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Marshall T. Bassett                               Vice President/Portfolio Manager of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Joseph Baxter                                     Vice President/Senior Municipal Bond Trader of Delaware Management Company and
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Christopher S. Beck                               Vice President/Senior Portfolio Manager of Delaware Management Company,
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust), Delaware Capital Management, Inc. and each fund in the Delaware
                                                  Investments family

                                                  Trustee of New Castle County Pension Board since October 1992, Wilmington, DE
------------------------------------------------- --------------------------------------------------------------------------------
Richard E. Biester                                Vice President/Equity Trader of Delaware Management Company, Delaware
                                                  Investment Advisers, Delaware Lincoln Investment Advisers and Vantage
                                                  Investment Advisers (each a series of Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Vincent A. Brancaccio                             Vice President/Senior Equity Trader of Delaware Management Company and
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Michael P. Buckley                                Vice President/Portfolio Manager/Senior Municipal Bond Analyst of Delaware
                                                  Management Company, Delaware Investment Advisers (each a series of Delaware
                                                  Management Business Trust) and each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
MaryEllen M. Carrozza                             Vice President/Client Services of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust),
                                                  Delaware General Management, Inc. and each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Stephen R. Cianci                                 Vice President/Portfolio Manager of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust),
                                                  Delaware Capital Management, Inc. and each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Mitchell L. Conery                                Vice President/Senior Portfolio Manager of Delaware Management Company,
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust) and each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------

------------------------------------------------- --------------------------------------------------------------------------------
Name and Principal Business Address*              Positions and Offices with Delaware Management Company and its affiliates and other Positions and Offices Held
------------------------------------------------- --------------------------------------------------------------------------------
David F. Connor (6)                               Vice President/Deputy General Counsel/Assistant Secretary of Delaware
                                                  Management Company, Delaware Investment Advisers, Delaware Lincoln Cash
                                                  Management, Delaware Lincoln Investment Advisers, Vantage Investment Advisers
                                                  (each a series of Delaware Management Business Trust), Delaware Management
                                                  Holdings, Inc., DMH Corp., Delaware Management Company, Inc., Delaware Service
                                                  Company, Inc., Delaware Capital Management, Inc., Retirement Financial
                                                  Services, Inc., Delaware Management Trust Company, Delaware Distributors,
                                                  L.P., Delaware Distributors, Inc., Delaware General Management, Inc., Delaware
                                                  Management Business Trust, Lincoln National Investment Companies, Inc.,
                                                  Delaware Investments U.S., Inc., DIAL Holding Company, Inc. and each fund in the Delaware Investments family

                                                  Secretary of Lincoln National Income Fund, Inc. and Lincoln National
                                                  Convertible Securities Fund, Inc.
------------------------------------------------- --------------------------------------------------------------------------------
Nancy M. Crouse                                   Vice President/Senior Portfolio Manager of Delaware Management Company,
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust) and each fund in the Delaware Investment family
------------------------------------------------- --------------------------------------------------------------------------------
Joseph F. DeMichele                               Vice President/High Grade Trading of Delaware Management Company, Delaware
                                                  Investment Advisers and Delaware Lincoln Investment Advisers (each a series of
                                                  Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Joel A. Ettinger                                  Vice President/Taxation of Delaware Management Company, Delaware Investment
                                                  Advisers, Delaware Lincoln Cash Management, Delaware Lincoln Investment
                                                  Advisers (each a series of Delaware Management Business Trust), Delaware
                                                  Management Holdings, Inc., DMH Corp., Delaware Management Company, Inc.,
                                                  Delaware Service Company, Inc., Delaware Capital Management, Inc., Retirement
                                                  Financial Services, Inc., Delaware Distributors, L.P., Delaware Distributors,
                                                  Inc., Delaware General Management, Inc., Delaware Management Business Trust,
                                                  Lincoln National Investment Companies, Inc., Founders Holdings, Inc., Founders
                                                  CBO Corporation and each fund in the Delaware Investments family

                                                  Vice President/Taxation/Assistant Secretary of Vantage Investment Advisers (a
                                                  series of Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Phoebe W. Figland                                 Vice President/Investment Accounting of Delaware Management Company (a series of Delaware Management Business Trust), Delaware Service Company, Inc. and
                                                  each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Joseph Fiorilla                                   Vice President/Trading Operations of Delaware Management Company, Delaware
                                                  Investment Advisers and Delaware Lincoln Investment Advisers  (each a series of Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Charles E. Fish                                   Vice President/Senior Equity Trader of Delaware Management Company and
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Brian Funk                                        Vice President/High Yield Analyst of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments family

                                                  Vice President/Research Analyst of Delaware Lincoln Investment Advisers (a
                                                  series of Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
James A. Furgele                                  Vice President/Investment Accounting of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust),
                                                  Delaware Service Company, Inc. and each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Brent C. Garrells                                 Vice President/ High Yield Analyst of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments family

                                                  Vice President/ Research Analyst of Delaware Lincoln Investment Advisers (a
                                                  series of Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------

------------------------------------------------- --------------------------------------------------------------------------------
Name and Principal Business Address*              Positions and Offices with Delaware Management Company and its affiliates and other Positions and Offices Held
------------------------------------------------- --------------------------------------------------------------------------------
Stuart M. George                                  Vice President/Equity Trader of Delaware Management Company, Delaware
                                                  Investment Advisers, Delaware Lincoln Investment Advisers and Vantage
                                                  Investment Advisers (each a series of Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Andrea Giles                                      Vice President/Portfolio Manager of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust),
                                                  Delaware Capital Management, Inc. and each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Robert E. Ginsberg                                Vice President/Senior Equity Analyst of Delaware Management Company, Delaware
                                                  Investment Advisers, Delaware Lincoln Investment Advisers, Vantage Investment
                                                  Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Barry Gladstein                                   Vice President/Equity Analyst of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust),
                                                  Delaware Capital Management, Inc. and each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Paul Grillo                                       Vice President/Senior Portfolio Manager of Delaware Management Company,
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust), Delaware Capital Management, Inc. and each fund in the Delaware
                                                  Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Brian T. Hannon                                   Vice President/Equity Analyst of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
John A. Heffern                                   Vice President/Portfolio Manager of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Francis J. Houghton, Jr. (7)                      Vice President/Senior Portfolio Manager of Delaware Management Company,
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust) and each fund in the Delaware Investments family

                                                  Executive Vice President of Delaware General Management, Inc.
------------------------------------------------- --------------------------------------------------------------------------------
Jeffrey W. Hynoski                                Vice President/Portfolio Manager of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Cynthia Isom                                      Vice President/Portfolio Manager of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Audrey E. Kohart                                  Vice President/Assistant Controller, Corporate Accounting of Delaware
                                                  Management Company and Delaware Investment Advisers (each a series of Delaware
                                                  Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Steven T. Lampe                                   Vice President/Portfolio Manager of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust),
                                                  Delaware Capital Management, Inc. and each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Kevin S. Lee                                      Vice President/ Assistant Controller of Delaware Management Company, Delaware
                                                  Investment Advisers, Delaware Lincoln Cash Management, Delaware Lincoln
                                                  Investment Advisers (each a series of Delaware Management Business Trust),
                                                  Delaware Holdings, Inc., DMH Corp., Delaware Management Company, Inc.,
                                                  Delaware Service Company, Inc., Delaware Capital Management, Inc., Retirement
                                                  Financial Services, Inc., Delaware Management Trust Company, Delaware
                                                  Distributor, L.P., Delaware Distributors, Inc., Delaware General Management,
                                                  Inc., Delaware Management Business Trust and Lincoln National Investment
                                                  Companies, Inc.

                                                  Vice President/Treasurer/Secretary of Vantage Investment Advisers (a series of
                                                  Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
SooHee Lee                                        Vice President/Client Services of Delaware Management Company and Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------

------------------------------------------------- --------------------------------------------------------------------------------
Name and Principal Business Address*              Positions and Offices with Delaware Management Company and its affiliates and other Positions and Offices Held
------------------------------------------------- --------------------------------------------------------------------------------
Andrew M. McCullagh, Jr.                          Vice President/Senior Portfolio Manager of Delaware Management Company,
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust) and each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Francis X. Morris                                 Vice President/Senior Portfolio Manager of Delaware Management Company,
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust), Delaware Capital Management, Inc. and each fund in the Delaware
                                                  Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Michael Morris                                    Vice President/Senior Equity Analyst of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust) and of each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Robert A. Norton, Jr.                             Vice President/Equity Analyst of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
David P. O'Connor                                 Vice President/Associate General Counsel/Assistant Secretary of Delaware
                                                  Management Company, Delaware Investment Advisers, Delaware Lincoln Cash
                                                  Management, Delaware Lincoln Investment Advisers, Vantage Investment Adviser
                                                  (each a series of Delaware Management Business Trust), Delaware Management
                                                  Holdings, Inc., DMH Corp., Delaware Management Company, Inc., Delaware Service
                                                  Company, Inc., Delaware Capital Management, Inc., Retirement Financial
                                                  Services, Inc., Delaware Distributors, L.P., Delaware Distributors, Inc.,
                                                  Delaware General Management, Inc., Delaware Management Business Trust, Lincoln
                                                  National Investment Companies, Inc., Delaware Investments U.S., Inc., DIAL
                                                  Holding Company, Inc. and each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Timothy L. Rabe (8)                               Vice President/High Yield Trader of Delaware Management Company, Delaware
                                                  Investment Advisers, Delaware Lincoln Investment Advisers (each a series of
                                                  Delaware Management Business Trust) and Founders Holdings, Inc.

                                                  Vice President/High Yield Trader and Director of Founders CBO  Corporation
------------------------------------------------- --------------------------------------------------------------------------------
Richard Salus                                     Vice President/ Assistant Controller of Delaware Management Company, Delaware
                                                  Investment Advisers, Delaware Lincoln Cash Management, Delaware Lincoln
                                                  Investment Advisers, Vantage Investment Advisers (each a series of Delaware
                                                  Management Business Trust), Delaware Management Holdings, Inc., DMH Corp.,
                                                  Delaware Management Company, Inc., Delaware Service Company, Inc., Delaware
                                                  Capital Management, Inc., Retirement Financial Services, Inc., Delaware
                                                  Management Trust Company, Delaware Distributors, L.P., Delaware Distributors,
                                                  Inc., Delaware International Holdings Ltd., Delaware General Management, Inc.,
                                                  Delaware Management Business Trust, Lincoln National Investment Companies,
                                                  Inc., Delaware Investments U.S., Inc. and DIAL Holding Company, Inc.
------------------------------------------------- --------------------------------------------------------------------------------
Robert D. Schwartz (9)                            Vice President/Portfolio Manager of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust),
                                                  Delaware General Management, Inc. and each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Richard D. Seidel                                 Vice President/Assistant Controller/Manager, Payroll of Delaware Management
                                                  Company, Delaware Investment Advisers, Delaware Lincoln Cash Management,
                                                  Delaware Lincoln Investment Advisers (each a series of Delaware Management
                                                  Business Trust) and Retirement Financial Services, Inc.

                                                  Vice President/Assistant Treasurer of Vantage Investment Advisers (a series of
                                                  Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Brenda L. Sprigman                                Vice President/Business Manager, Fixed Income of Delaware Management Company,
                                                  Delaware Investment Advisers and Delaware Lincoln Investment Advisers (each a series of Delaware Management Business Trust)
------------------------------------------------- --------------------------------------------------------------------------------
Matthew J. Stephens (10)                          Vice President/Senior High Grade Analyst of Delaware Management Company,
                                                  Delaware Investment Advisers (each a series of Delaware Management Business
                                                  Trust) and each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------

------------------------------------------------- --------------------------------------------------------------------------------
Name and Principal Business Address*              Positions and Offices with Delaware Management Company and its affiliates and other Positions and Offices Held
------------------------------------------------- --------------------------------------------------------------------------------
Michael T. Taggart                                Vice President/Facilities & Administrative Services of Delaware Management
                                                  Company, Delaware Investment Advisers, Delaware Lincoln Investment Advisers
                                                  (each a series of Delaware Management Business Trust), Delaware Service
                                                  Company, Inc., Delaware Distributors, L.P. and Delaware Distributors, Inc.
------------------------------------------------- --------------------------------------------------------------------------------
Ward W. Tatge (11)                                Vice President/Senior Research Analyst of Delaware Management Company,
                                                  Delaware Investment Advisers, Delaware Lincoln Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware
                                                  Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Thomas J. Trotman                                 Vice President/Portfolio Manager of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Lori P. Wachs                                     Vice President/Portfolio Manager of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
Laura Wagner                                      Vice President/Investment Accounting of Delaware Management Company (a series of Delaware Management Business Trust), Delaware Service Company, Inc. and
                                                  each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------
James J. Wright (12)                              Vice President/Senior Equity Analyst of Delaware Management Company, Delaware
                                                  Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments family
------------------------------------------------- --------------------------------------------------------------------------------

*Business Address is 2005 Market Street, Philadelphia, PA 19103.

--------------------------------------------------------------------------------
(1) PRESIDENT, CHIEF OPERATING OFFICER AND DIRECTOR, United Asset Management, Boston, MA March 1998-January 2000.
(2) SENIOR VICE PRESIDENT AND DIRECTOR, Conseco Capital Management, Indianapolis, IN, June 1998 to August 2000.
(3) SENIOR TRADER/CORPORATE SPECIALIST, Conseco Capital Management, Indianapolis, IN, August 1995-August 2000.
(4) ASSISTANT VICE PRESIDENT/SENIOR SECURITIES ANALYST, Conseco Capital Management, Indianapolis, IN, 1997 to August 2000.
(5) PORTFOLIO MANAGER Conseco Capital Management, Indianapolis, IN, December 1997-July 2000.
(6) ASSISTANT GENERAL COUNSEL, Prudential Investments, Newark, NJ, March 1998-July 2000.
(7) PRESIDENT AND PORTFOLIO MANAGER, Lynch and Mayer, Inc., New York, NY January 1990-February 2000.
(8) PORTFOLIO MANAGER, Conseco Capital Management, Indianapolis, IN, June 1996-July2000.
(9) VICE PRESIDENT, Lynch and Mayer, Inc., New York, NY, February 1993 to February 2000.
(10) ASSISTANT VICE PRESIDENT/SENIOR SECURITY ANALYST, Conseco Capital Management, Carmel, Indiana, September 1994 - June 2000
(11) HIGH-YIELD ANALYST, Credit Suisse First Boston, 1997 to 1998. HIGH-YIELD ANALYST, Conseco Capital Management, Indianapolis, IN 1999 to 2000.
(12) MANAGING DIRECTOR/RESEARCH, Schuylkill Capital Management, Philadelphia, PA, 1997-May 2000.
--------------------------------------------------------------------------------

                  (b) State Street Global Advisors ("State Street") serves as sub-adviser to the Registrant on behalf of Delaware S&P 500 Index Fund. State Street currently manages large institutional accounts and collective investment funds. The following persons serving as directors or officers of the Manager have held the following positions during the past two years:

-------------------------------------------------- --------------------------------------------------------------------------

Name and Principal Business Address*               Positions and Offices with State Street
-------------------------------------------------- --------------------------------------------------------------------------
Tenley E. Albright, MD                             Director
-------------------------------------------------- --------------------------------------------------------------------------
Joseph A. Baute                                    Director
-------------------------------------------------- --------------------------------------------------------------------------
I. MacAlister Booth                                Director
-------------------------------------------------- --------------------------------------------------------------------------
Marshall N. Carter                                 Chariman and CEO
-------------------------------------------------- --------------------------------------------------------------------------
James I. Cash, Jr.                                 Director
-------------------------------------------------- --------------------------------------------------------------------------
Truman S. Casner                                   Director
-------------------------------------------------- --------------------------------------------------------------------------
Nader F. Darehshori                                Director
-------------------------------------------------- --------------------------------------------------------------------------
Arthur L. Goldstein                                Director
-------------------------------------------------- --------------------------------------------------------------------------
David P. Gruber                                    Director
-------------------------------------------------- --------------------------------------------------------------------------
John M. Kucharski                                  Director
-------------------------------------------------- --------------------------------------------------------------------------
Charles R. LaMantia                                Director
-------------------------------------------------- --------------------------------------------------------------------------
David B. Perini                                    Director
-------------------------------------------------- --------------------------------------------------------------------------

-------------------------------------------------- --------------------------------------------------------------------------

Name and Principal Business Address*               Positions and Offices with State Street
-------------------------------------------------- --------------------------------------------------------------------------
Dennis J. Picard                                   Director
-------------------------------------------------- --------------------------------------------------------------------------
Alfred Poe                                         Director
-------------------------------------------------- --------------------------------------------------------------------------
Bernard W. Reznicek                                Director
-------------------------------------------------- --------------------------------------------------------------------------
David A. Spina                                     President and Chief Operating Officer
-------------------------------------------------- --------------------------------------------------------------------------
Diana Chapman Walsh                                Director
-------------------------------------------------- --------------------------------------------------------------------------
Robert E. Weissman                                 Director
-------------------------------------------------- --------------------------------------------------------------------------
Dale L. Carleton                                   Vice Chariman
-------------------------------------------------- --------------------------------------------------------------------------
Ronald E. Logue                                    Vice Chairman
-------------------------------------------------- --------------------------------------------------------------------------
Nicholas A. Lopardo                                Vice Chairman
-------------------------------------------------- --------------------------------------------------------------------------
Maureen Scannell Bateman                           Executive Vice President/General Counsel
-------------------------------------------------- --------------------------------------------------------------------------
Joseph W. Chow                                     Executive Vice President
-------------------------------------------------- --------------------------------------------------------------------------
Susan Comeau                                       Executive Vice President
-------------------------------------------------- --------------------------------------------------------------------------
John Fiore                                         Executive Vice President and Chief Information Officer
-------------------------------------------------- --------------------------------------------------------------------------
Timothy B. Harbert                                 Executive Vice President
-------------------------------------------------- --------------------------------------------------------------------------
Ronald L. O'Kelley                                 Executive Vice President, Treasurer and Chief Financial Officer
-------------------------------------------------- --------------------------------------------------------------------------
Albert E. Petersen                                 Executive Vice President
-------------------------------------------------- --------------------------------------------------------------------------
William M. Reghitto                                Executive Vice President
-------------------------------------------------- --------------------------------------------------------------------------
Stanley W. Shelton                                 Executive Vice President
-------------------------------------------------- --------------------------------------------------------------------------
John R. Towers                                     Executive Vice President
-------------------------------------------------- --------------------------------------------------------------------------

*Business Address is Two International Place Boston, MA 02110.

Item 27. Principal Underwriters.

                  (a)(1) Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Investments family.

                  (b)(1) Information with respect to each officer or partner of principal underwriter:

--------------------------------------------- -------------------------------------------- -----------------------------------------

Name and Principal Business Address*          Positions and Offices with Underwriter       Positions and Offices with Registrant
------------------------------------          --------------------------------------       -------------------------------------
--------------------------------------------- -------------------------------------------- -----------------------------------------
Delaware Distributors, Inc.                   General Partner                              None
--------------------------------------------- -------------------------------------------- -----------------------------------------
Delaware Investment Advisers                  Limited Partner                              None
--------------------------------------------- -------------------------------------------- -----------------------------------------
Delaware Capital Management, Inc.             Limited Partner                              None
--------------------------------------------- -------------------------------------------- -----------------------------------------
Richard J. Flannery                           President/Chief Executive Officer            Executive Vice President/General
                                                                                           Counsel/Chief Administrative Officer
--------------------------------------------- -------------------------------------------- -----------------------------------------
David K. Downes                               Executive Vice President/Chief Operating     President/Chief Executive Officer/Chief
                                              Officer/Chief Financial Officer              Financial Officer
--------------------------------------------- -------------------------------------------- -----------------------------------------
Diane M. Anderson                             Senior Vice President/Retirement Operations  None
--------------------------------------------- -------------------------------------------- -----------------------------------------
Douglas L. Anderson                           Senior Vice President/Operations             None
--------------------------------------------- -------------------------------------------- -----------------------------------------
Michael P. Bishof                             Senior Vice President/Investment Accounting  Senior Vice President/Treasurer
--------------------------------------------- -------------------------------------------- -----------------------------------------
Lisa O. Brinkley                              Senior Vice President/Compliance Director    Senior Vice President/Compliance Director
--------------------------------------------- -------------------------------------------- -----------------------------------------
Joseph H. Hastings                            Senior Vice President/Treasurer/ Corporate   Senior Vice President/Corporate
                                              Controller                                   Controller
--------------------------------------------- -------------------------------------------- -----------------------------------------
Joanne O. Hutcheson                           Senior Vice President/Human Resources        Senior Vice President/Human Resources
--------------------------------------------- -------------------------------------------- -----------------------------------------
Karina J. Istvan                              Senior Vice President/Retail Investor        None
                                              Services
--------------------------------------------- -------------------------------------------- -----------------------------------------
Richelle S. Maestro                           Senior Vice President/General                Senior Vice President/Deputy General
                                              Counsel/Secretary                            Counsel/ Secretary
--------------------------------------------- -------------------------------------------- -----------------------------------------
James L. Shields                              Senior Vice President/Chief Information      None
                                              Officer
--------------------------------------------- -------------------------------------------- -----------------------------------------
Elisa C. Colkitt                              Vice President/Broker Dealer Operations &    None
                                              Service Support
--------------------------------------------- -------------------------------------------- -----------------------------------------
David F. Connor                               Vice President/Deputy General                Vice President/Deputy General
                                              Counsel/Assistant Secretary                  Counsel/Assistant Secretary
--------------------------------------------- -------------------------------------------- -----------------------------------------

--------------------------------------------- -------------------------------------------- -----------------------------------------

Name and Principal Business Address*          Positions and Offices with Underwriter       Positions and Offices with Registrant
------------------------------------          --------------------------------------       -------------------------------------
--------------------------------------------- -------------------------------------------- -----------------------------------------
Joel A. Ettinger                              Vice President/Taxation                      Vice President/Taxation
--------------------------------------------- -------------------------------------------- -----------------------------------------
Susan T. Friestedt                            Vice President/Retirement Services           None
--------------------------------------------- -------------------------------------------- -----------------------------------------
Dinah J. Huntoon                              Vice President/Product Manager, Equities     None
--------------------------------------------- -------------------------------------------- -----------------------------------------
Jeffrey M. Kellogg                            Vice President/Product Manager,              None
                                              Fixed-Income & International
--------------------------------------------- -------------------------------------------- -----------------------------------------
Kevin S. Lee                                  Vice President/Assistant Controller          None
--------------------------------------------- -------------------------------------------- -----------------------------------------
Nancy Nawn                                    Vice President/Senior Wrap Product Manager   None
--------------------------------------------- -------------------------------------------- -----------------------------------------
David P. O'Connor                             Vice President/Associate General             Vice President/Associate General
                                              Counsel/Assistant Secretary                  Counsel/Assistant Secretary
--------------------------------------------- -------------------------------------------- -----------------------------------------
Robinder Pal                                  Vice President/Retail e-Business             None
--------------------------------------------- -------------------------------------------- -----------------------------------------
Richard  Salus                                Vice President/Assistant Controller          None
--------------------------------------------- -------------------------------------------- -----------------------------------------
Gordon E. Searles                             Vice President/Client Services               None
--------------------------------------------- -------------------------------------------- -----------------------------------------
Michael T. Taggart                            Vice President/Facilities & Administrative   None
                                              Services
--------------------------------------------- -------------------------------------------- -----------------------------------------
James R. Van Deventer                         Vice President/Defined Contribution Sales-   None
                                              South
--------------------------------------------- -------------------------------------------- -----------------------------------------
Julia R. Vander Els                           Vice President/Retirement Plan               None
                                              Communications
--------------------------------------------- -------------------------------------------- -----------------------------------------

* Business address is 2005 Market Street, Philadelphia, PA 19103.

                  (a)(2) Lincoln Financial Distributors, Inc. ("LFD") serves as financial intermediary wholesaler for all the mutual funds in the Delaware Investments family.

                  (b)(2) Information with respect to each officer or partner of LFD:

--------------------------------------------- -------------------------------------------- -----------------------------------------

Name and Principal Business Address*          Positions and Offices with LFD               Positions and Offices with Registrant
------------------------------------          ------------------------------               -------------------------------------
--------------------------------------------- -------------------------------------------- -----------------------------------------
Westley V. Thompson**                         Chief Executive Officer                      None
--------------------------------------------- -------------------------------------------- -----------------------------------------
Stephen W. Long**                             Independent Planners & Insurance Head        None
                                              (interim)
--------------------------------------------- -------------------------------------------- -----------------------------------------
Stanley E. Brallier*                          Corporate Specialty Markets Head             None
--------------------------------------------- -------------------------------------------- -----------------------------------------
Phillip Holstein**                            Bank Channel Head                            None
--------------------------------------------- -------------------------------------------- -----------------------------------------
David M. Kittredge**                          Vice President/Center For Excellence         None
--------------------------------------------- -------------------------------------------- -----------------------------------------
William Lamoin**                              Chief Information Officer                    None
--------------------------------------------- -------------------------------------------- -----------------------------------------
Karen R. Matheson**                           Chief Financial Officer                      None
--------------------------------------------- -------------------------------------------- -----------------------------------------
Therese M. Obringer**                         Chief Compliance Officer                     None
--------------------------------------------- -------------------------------------------- -----------------------------------------
Gregory W. Zabel*                             MGA Channel Head                             None
--------------------------------------------- -------------------------------------------- -----------------------------------------

--------------------------------------------------------------------------------
* 350 Church Street, Hartford, CT 06103-1106.
** 2001 Market Street, 4th Floor, Philadelphia, PA 19103.
--------------------------------------------------------------------------------

Item 28. Location of Accounts and Records.

                 All accounts and records are maintained in Philadelphia at 2005 Market Street, Philadelphia, PA 19103.

Item 29. Management Services.  None.

Item 30. Undertakings.  Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia and Commonwealth of Pennsylvania on this 18th day of February, 2002.

                                           DELAWARE GROUP FOUNDATION FUNDS


                                           By:  /s/ Charles E. Haldeman, Jr.
                                                ------------------------------
                                                    Charles E. Haldeman, Jr.
                                                    Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

                    Signature                                            Title                                Date
-----------------------------------------------     -----------------------------------------------     -----------------

                                                    President/Chief Executive Officer/                  February 18, 2002
/s/ David K. Downes                                 Chief Financial Officer (Principal
--------------------------------------              Executive Officer/Principal Accounting
David K. Downes                                     Officer) and Trustee


/s/ Charles E. Haldeman, Jr                         Chairman and Trustee                                February 18, 2002
--------------------------------------
Charles E. Haldeman, Jr.

/s/ Walter P. Babich                 *              Trustee                                             February 18, 2002
--------------------------------------
Walter P. Babich

/s/ John H. Durham                   *              Trustee                                             February 18, 2002
--------------------------------------
John H. Durham

/s/ John A. Fry                      *              Trustee                                             February 18, 2002
--------------------------------------
John A. Fry

/s/ Anthony D. Knerr                 *              Trustee                                             February 18, 2002
--------------------------------------
Anthony D. Knerr

/s/ Ann R. Leven                     *              Trustee                                             February 18, 2002
--------------------------------------
Ann R. Leven

/s/ Thomas F. Madison                *              Trustee                                             February 18, 2002
--------------------------------------
Thomas F. Madison

/s/ Janet L. Yeomans                 *              Trustee                                             February 18, 2002
--------------------------------------
Janet L. Yeomans


                        *By: /s/ Charles E. Haldeman, Jr.
                             ----------------------------------
                                 Charles E. Haldeman, Jr.
                                 as Attorney-in-Fact for
                                 each of the persons indicated

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549



















                                    Exhibits

                                       to

                                    Form N-1A













             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS


Exhibit No.                Exhibit
-----------                -------

EX-99.D5 Executed Sub-Advisory Agreement (January 12, 2000) between Delaware Management Company and State Street Global Advisors on behalf of the Delaware S&P 500 Index Fund

EX-99.E2i                  Executed Appendix A (December 20, 2001) to Financial
                           Intermediary Distribution Agreement

EX-99.H2i                  Executed Amendment No. 24 (June 26, 2001) to
                           Delaware Group of Funds Fund Accounting Agreement